Income Taxes (Unrecognized Tax Benefits Excluding Interest) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Abstract]
Unrecognized Tax Benefits, Beginning Balance	$ (382)	$ (119)
Additions for tax positions taken in current year		(289)
Additions for tax positions of prior years	(6)	(1)
Unrecognized Tax Benefits, Decreases Resulting from Prior Period Tax Positions	1	2
Unrecognized Tax Benefits, Reductions Resulting from Lapse of Applicable Statute of Limitations	4
Unrecognized Tax Benefits, Decreases Resulting from Settlements with Taxing Authorities	5	2
Unrecognized Tax Benefits, Decreases Resulting from Foreign Currency Translation	61	23
Unrecognized Tax Benefits, Ending Balance	$ (317)	$ (382)